June 26, 2006 Via EDGAR and Federal Express	Neal H. Brockmeyer Neal.Brockmeyer@hellerehrman.com Direct +1.213.689.7507 Direct Fax +1.213.244.7604 Main +1.213.689.0200 Fax +1.213.614.1868 11110.0014

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F. Street, N.E.

Washington, D.C. 20549-7010

Attn: Jennifer R. Hardy

Re:	SAIC, Inc.
Post-Effective Amendment 1 to Registration Statement on Form S-4
Filed May 10, 2006
File No. 333-128022

Annual Report on Form 10-K for the fiscal year ended January 31, 2006
Filed May 1, 2006
File No. 000-12771

Ladies and Gentlemen:

On behalf of SAIC, Inc. (the “Company”), this letter responds to the comments of the Staff of the U.S. Securities and Exchange Commission set forth in the letter dated June 2, 2006 regarding the above-referenced filings. The Company’s responses to the Staff’s letter are set forth below immediately following the text of each of the respective comments.

Additionally, the Company has concurrently filed herewith Post-Effective Amendment No. 2 to its Registration Statement on Form S-4 (File No. 333-128022) (the “Amendment”) and will provide separately with a copy of this letter three courtesy copies of the Amendment, marked to show the changes from Post-Effective Amendment No. 1.

1.	If applicable, comments on the S-4 are comments on the registration statement on Form S-1 that was filed by SAIC, Inc. or SAIC on September 1,2005 and that SAIC intends to amend in early June 2006.

The Company acknowledges that, to the extent applicable, comments on the S-4 will apply as well to the Company’s Registration Statement on Form S-1. Accordingly, the Company has addressed the applicable Staff comments in its pre-effective amendment to Form S-1, which is being filed concurrently with the Amendment.

Heller Ehrman LLP     333 South Hope Street, 39th Floor     Los Angeles, CA 90071-3043    www.hellerehrman.com

Anchorage    Beijing    Hong Kong    Los Angeles    Madison,WI    New York    San Diego      San Francisco    Seattle

Silicon Valley     Singapore    Washington, D.C.

Securities and Exchange Commission
June 26, 2006

2.	We note that you intend to file in a second post-effective amendment the legality and tax opinions. Allow us sufficient time to review the opinions before the first and second post-effective amendments’ effectiveness. To expedite our review, consider providing us draft copies of the opinions before filing them by amendment.

Copies of the legality and tax opinions were provided to the Staff in draft form. These opinions have been filed as exhibits to the Amendment.

3.	Explain the meaning of an abbreviation or acronym when introduced in the registration statement. For example, refer to “IDIQ,” “GWAC,” and “GSG” in the eleventh risk factor on page 35, and revise.

The Company has complied with this request and has explained the meaning of abbreviations and acronyms when first used in the Amendment. Our review of the S-4 did not identify any additional instances of abbreviations being used before they were defined.

Risk Factors, page 31

4.	Refer to the sixteenth risk factor. Explain clearly how the standby letters of credit and performance and offset bonding arrangements work. Explain what financial impact the Greek government’s recalling of these instruments could or would have on SAIC.

The Company has complied with this request and has provided the requested additional disclosure regarding its standby letters of credit and bonding arrangements for the Greek contract. Corresponding changes were made to the other sections of the S-4 that discuss the Greek contract.

5.	Refer to the sixteenth risk factor. Quantify the losses that SAIC has recorded on this contract and the amount of any revenue under the contract that is now in dispute.

The Company has complied with this request and has provided additional disclosure regarding the losses recorded on the Greek contract. The amount of revenues recognized by the Company is not in dispute. The disputes primarily relate to the compliance of the system with applicable contractual requirements, the party responsible for any deviation or omission of the contractual requirements and the Company’s entitlement to payments under the contract. The Company has reflected in its financial statements its best estimate of the revenues earned on the contract in light of its understanding of the relevant facts, circumstances and law. Additional disclosure on the amount of the dispute has been added to this risk factor in response to this comment.

Securities and Exchange Commission
June 26, 2006

Interests of Our Directors and Executive Officers in the Merger, page 54

6.	As revised, it is unclear whether the figures in the table on page 55 represent numerical or dollar amounts. Please revise.

The Company has revised the table on page 55 of the Amendment to clarify that the figures shown reflect dollar amounts.

Arbitration Proceedings, page 100

7.	Under (2) and (4) in the first paragraph, quantify the amount of any monetary damages sought. Under (2) in the second paragraph, quantify the amounts paid under the contract. Similarly, revise “Legal Proceedings” on page 127.

The Company has complied with this request and has provided the requested additional disclosure regarding the Greek contract arbitration proceedings in the places noted.

Management, page 130

8.	In the biographical paragraph of Mr. Mark W. Sopp on page 133, describe briefly his business experience during the past five years. See Item 401(e)(l) of Regulation S-K.

The Company has complied with this request and has provided the requested additional disclosure regarding Mr. Sopp.

Employment and Severance Agreements, page 139

9.	Identify the key officers with whom Old SAIC has entered into severance agreements. We note the disclosure in the current report on Form 8-K dated and filed November 22, 2005 by Science Applications International Corporation that is incorporated by reference as Exhibit 10.19.

The Company has complied with this request and has provided the requested additional disclosure. All executive officers of the Company, with the exception of Dr. John Warner who is retiring in July, have entered into severance agreements.

Certain Relationships and Related Party Transactions. page 150

10.	Describe briefly the services that W.A. Downing provided to SAIC.

The Company has complied with this request and has provided the requested additional disclosure regarding the services provided by Mr. Downing. Mr. Downing provided consulting services to the Company in the areas of homeland security, weapons of mass destruction, intelligence and national security policy matters.

Securities and Exchange Commission
June 26, 2006

Exhibits 10.20, 10.21, and 10.22

11.	We are unable to locate the exhibits in the current report on Form 8-K dated and filed January 10, 2006 by Science Applications International Corporation. It appears that the exhibits should be incorporated by reference from the current report on Form 8-K dated and filed November 28,2005 by Science Applications International Corporation. Please revise.

The Company has complied with this request and has revised the cross-references contained in the exhibit index.

*    *    *

At the time that it requests acceleration of effectiveness of the Amendment, the Company will provide the required acknowledgements set forth in the Staff’s letter. If you should have any questions regarding the Amendment or the Company’s responses to the Staff’s letter, please contact the undersigned at (213) 689-7507 or via facsimile at (213) 614-1868.

Sincerely,

/s/ Neal H. Brockmeyer

Neal H. Brockmeyer

Enclosures

cc:	Douglas E. Scott Esq., SAIC, Inc.